Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

Note 7. Debt

At June 30, 2016, the Company owed $210,886 under its various borrowing arrangements with several banks in Colombia, Panama, the United States and including obligations under various capital leases. The bank obligations have maturities ranging from six months to 15 years that bear interest at rates ranging from 3.9% to 18.8% and a weighted average of 8.4%. These loans are generally secured by substantially all of the Company’s accounts receivable and / or inventory. Certain obligations include covenants and events of default including requirements that the Company maintain a minimum debt to EBITDA ratio, a minimum debt service ratio, total debt to total assets ratio and sales growth ratios.

Tecnoglass’ wholly owned subsidiary, Tecno RE (“the Obligor”), obtained a $3,920 loan in December 2014 from TD Bank N.A (“the Bank”), for the acquisition of property and equipment from Glasswall LLC and for which ES Windows Inc., a Related Party, is guarantor. The obligation requires the Obligor to be in compliance with certain administrative and financial covenants. As of June 30 2016, the “Minimum Debt Service Ratio” of 1.0:1.0 was not met as some non-recurring expenses were presented during the period of testing; nevertheless, the Obligor has obtained a waiver from the Bank through December 31, 2016 at which point the covenant will be tested again.

The Company’s debt is comprised of the following:

	June 30, 2016	December 31, 2015
Revolving lines of credit	$11,229	$4,640
Loans	173,610	107,692
Capital Lease	26,047	26,082

Obligations under borrowing arrangements	210,886	138,414
Less: Current portion of long-term debt and other current borrowings	69,961	16,921
Long-term debt	$140,925	$121,493

Maturities of long term debt and other current borrowings are as follows as of June 30, 2016:

2017	$69,961
2018	11,819
2019	13,352
2020	19,758
2021	27,318
Thereafter	68,678
Total	$210,886

The Company had $13,609 and $8,524 of property, plant and equipment pledged to secure $ 96,742 and $48,056 under various lines of credit as of June 30, 2016 and December 31, 2015, respectively.

On January 7, 2016, the Company entered into a $109.5 million, seven-year senior secured credit facility. Proceeds from the new facility were used to refinance $83.5 million of existing debt, with the remaining $26.0 million available to the Company for capital expenditures and working capital needs. Approximately $51.6 million of the new facility were used to refinance current borrowings into long term debt. The Company’s condensed consolidated balance sheets as of December 31, 2015 reflects the effect of this refinance of the Company’s current portion of long term debt and other current borrowings into long term debt based on the Company’s intent as of that date. The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches. The Senior Secured Facility includes financial covenants that are tested twice each year as of June 30 and December 31. As of June 30, 2016, the Company was in full compliance with its financial covenants.

In February 2016, the Company entered into a Colombian Peso denominated credit facility for an equivalent amount of $25 million, and immediately placed it in a 180 day term cash deposit in U.S Dollars with the objective of hedging its monetary assets’ and liabilities’ foreign currency exposure risk. This credit facility will be repaid with proceeds from said term deposit upon maturity in August of 2016, decreasing the investment account by US$25 million and the local denominated debt by the peso amount equivalent to the monetized dollars at the date of repayment.

Revolving Lines of Credit

The Company has approximately $2,488 available in two lines of credit under a revolving note arrangement as of June 30, 2016. The floating interest rates on the revolving notes are between DTF+4.2% and DTF+6.5%. DTF, the primary measure of interest rates in Colombia, was 6.9% and 5.2% as of June 30, 2016 and December 31, 2015, respectively. At June 30, 2016 and December 31, 2015, $11,229 and $4,640 were outstanding under these lines, respectively.

Proceeds from debt and repayments of debt for the six months ended June 30, 2016 and 2015 are as follows:

	June 30,
	2016	2015
Proceeds from debt	$156, 200	$57,462
Repayments of debt	$(109,993)	$(49,093)

Capital lease obligations

The Company acquired assets under capital leases and debt during the six months ended June 30, 2016 and 2015 for $11,438 and $20,180, respectively.

The future minimum lease payments under all capital leases at June 30, 2016 are as follows:

2017	3,180
2018	2,673
2019	3,457
2020	4,082
2021	4,303
Thereafter	8,352
Total	26,047

Interest expense for the six-month periods ended June 30, 2016 and 2015 was $7,366 and $4,202, respectively.

Note 10. Debt

The Company’s debt is comprised of the following:

	December 31, 2015	December 31, 2014
Revolving lines of credit	$4,640	$375
Loans	107,692	78,318
Capital Lease	26,082	15,505
Total obligations under borrowing arrangements	$138,414	$94,198
Less: Current portion of long-term debt and other current borrowings	16,921	54,925
Long-term debt	$121,493	$39,273

At December 31, 2015, the Company owed approximately $138,414 under its various borrowing arrangements with several banks in Colombia and Panama including obligations under various capital leases as discussed below. The bank obligations have maturities ranging from six months to 15 years that bear interest at rates ranging from 2.3% to 17,13%. These loans are generally secured by substantially all of the Company’s accounts receivable or inventory, except for the 15-year mortgage secured by the Company’s real properties in Miami-Dade County. Most of the company’s borrowings as of December 31, 2015 were denominated in Colombian pesos except for $52,964 of U.S. Dollar denominated borrowings.

The mortgage loan with TD Bank secured by Tecno RE in December 2014 to finance the acquisition of real property in Miami-Dade County, Florida with an outstanding balance of $3,733 as of December 31, 2015, contained a covenant requiring a 1.0:1 debt service coverage ratio measured on an annual basis. At December 31, 2015, the Company did not meet the required covenant and received a waiver from TD Bank to defer testing of the covenant until December 31, 2016 with no other remedy or conditions imposed.

The Company had $8,524 and $7,362 of property, plant and equipment as well as $0 and $435 of other long term assets pledged to secure $48,056 and $26,856 under various lines of credit as of December 31, 2015 and 2014, respectively.

Net proceeds from debt were $10,449 and $9,185 during the years ended December 31, 2015 and 2014, consisting of $112,805 and $87,109 new obligations entered with similar terms to existing debt, and repayments of debt for $102,356 and $77,924 for the years ended December 31, 2015 and 2014, respectively.

On January 7, 2016, the Company entered into a $109.5 million, seven-year senior secured credit facility. Proceeds from the new facility were used to refinance $83.5 million of existing debt, with the remaining $26.0 million available to the Company for capital expenditures and working capital needs. Approximately $48.4 million of the new facility were used to refinance short term debt as long term debt. The Company’s consolidated balance sheets as of December 31, 2015 reflects the effect of this refinance of the Company’s current portion of long term debt and other current borrowings into long term debt based on the Company’s intent as of that date.. The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches. The Senior Secured Facility includes financial covenants that are tested twice each year as of June 30 and December 31. As of June 30, 2016, the Company was in full compliance with its financial covenants.

Maturities of long term debt and other current borrowings are as follows as of December 31, 2015:

Year Ending December 31,
2016	$16,921
2017	6,876
2018	9,649
2019	14,062
2020	20,388
Thereafter	70,518
Total	$138,414

Revolving Lines of Credit

The Company has approximately $7,264 in two lines of credit under a revolving note arrangement as of December 31, 2015. The floating interest rates on the revolving notes are between DTF+4% and DTF+6%. DTF is the primary measure of interest rates in Colombia. The notes are secured by all assets of the Company. At December 31, 2015 and 2014, $4,640 and $375 was outstanding under these lines, respectively.

Capital Lease Obligations

The Company is obligated under various capital leases under which the aggregate present value of the minimum lease payments amounted to approximately $21,161. The present value of the minimum lease payments was calculated using discount rates ranging from 9.2% to 11.4%.

The future minimum lease payments under all capital leases at December 31, 2015 are as follows:

Year Ending December 31,
2016	$4,652
2017	4,005
2018	4,401
2019	4,899
2020	5,567
Thereafter	10,831
Total minimum lease payments	34,355
Amount representing interest	(8,273)
Net minimum lease payments	$26,082

Differences between capital lease obligations and the value of property, plant and equipment arise from differences in the maturities of capital lease obligations and the useful lives of the underlying assets.

Interest expense for the year ended December 31, 2015 and 2014 was $9,274 and $8,900, respectively. During the year ended December 31, 2015, the Company capitalized interests for the amount of $1,383.